Expected credit loss measurement - ECL in the period (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 143	$ 29	$ (148)
Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	67	(12)	(34)
Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	50	39	(86)
Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	25	0	(29)
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	23	29	(123)
Stage 1 and 2 positions | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	11	6	(34)
Stage 1 and 2 positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	13	27	(62)
Stage 1 and 2 positions | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(2)	(5)	(28)
Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	120	0	(25)
Stage 3 positions | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	56	(18)	0
Stage 3 positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	37	12	(24)
Stage 3 positions | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 27	$ 5	$ (1)